Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash flows from operating activities:
Net (loss) income	$ (2.8)	$ (20.2)	$ (0.7)	$ (20.3)	$ 1.5	$ 3.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	16.4	5.3	16.4	73.4	55.5	36.2
Loss on sale of receivables and other assets				3.0	3.5	2.0
Provision for bad debt write off				0.1
Asset impairments				13.3
Loss on extinguishment of debt					1.4
Noncash interest expense				0.3		0.7
Deferred income tax expense, including valuation allowance change				(4.5)	1.6	2.4
Changes in operating assets and liabilities, net of effects of acquisitions:
Increase in receivables and other assets				(31.2)	(1.6)	(4.3)
(Decrease) increase in accounts payable and accrued expenses				(0.6)	3.5	4.2
Increase (decrease) in deferred revenues				3.8	2.3	(1.8)
Increase (decrease) in other liabilities				7.2	(1.7)	0.6
Net cash provided by operating activities	22.9	2.0	12.5	44.5	66.0	43.5
Cash flows from investing activities:
Capital expenditures - acquisitions of real estate	(18.2)		(23.4)	(25.4)	(22.4)
Capital expenditures - other development	(26.7)	(7.7)	(29.4)	(202.9)	(95.1)	(29.3)
Proceeds from the sale of assets				0.2
Increase in restricted cash				(11.1)
Release of restricted cash	1.8	1.9		4.8
Advances (to) from affiliates				(18.3)	11.6	(11.6)
Other, net				0.1	0.1	0.4
Net cash used in investing activities	(43.1)	(5.8)	(52.8)	(252.6)	(105.8)	(40.5)
Cash flows from financing activities:
Issuance of common stock	360.5
IPO costs	(23.4)
Borrowings from affiliates, net			44.0	119.8	66.6	15.5
Repayment of related party note				(400.0)
Proceeds from issuance of debt				525.0
Payments on capital lease obligations	(0.6)	(0.6)	(1.6)	(9.0)	(7.0)	(10.2)
Payments on financing obligations					(16.2)
Debt issuance costs				(17.2)
Contributions (distributions) from (to) parent, net		0.2	(0.4)	5.4	(7.8)	(3.7)
Other, net			(0.4)		(0.1)	0.3
Net cash provided by financing activities	336.5	(0.4)	41.6	224.0	35.5	1.9
Net increase (decrease) in cash and cash equivalents	316.3	(4.2)	1.3	15.9	(4.3)	4.9
Cash and cash equivalents at beginning of period	12.3	16.5	0.6	0.6	4.9
Cash and cash equivalents at end of period	328.6	12.3	1.9	16.5	0.6	4.9
Supplemental disclosures
Cash paid for interest	1.8	0.3	10.4	42.4	33.0	11.4
Acquisition of property on account	18.9	15.7	0.3	7.7	7.6	0.3
Acquisition of property by assuming capital lease obligations or other financing arrangements				11.6	43.7	1.8
Contribution receivable from Parent related to transaction-related compensation		19.6
Acquisition of real estate contributed by parent						2.8
Dividends payable	10.3
Acquisition of business funded by parent debt and divisional control contribution						526.3
Deferred IPO costs		1.7
Assets transferred to parent				2.0
Deferred IPO costs reclassified to additional paid in capital	9.5
Divisional control contribution funded by settlement of intercompany balances due to Parent				203.5
Divisional control distribution funded by related party notes payable						$ 215.0